UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC
Phone:     617.310.6130

Signature, Place, and Date of Signing:

     Thomas B. Ellis     Boston, Massachusetts     November 14, 2008
     Todd B. Hammer      Boston, Massachusetts     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $711,496 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHENY ENERGY INC           COM              017361106    72580  1973900 SH       SOLE                  1973900
AMERICAN SUPERCONDUCTOR CORP   COM              030111108    10371   440000 SH       SOLE                   440000
AMERIPRISE FINL INC            COM              03076C106    54046  1414829 SH       SOLE                  1414829
ARTHROCARE CORP                COM              043136100      471    17000 SH       SOLE                    17000
BEARINGPOINT INC               COM              074002106     9358 17996100 SH       SOLE                 17996100
BRISTOW GROUP INC              COM              110394103    54421  1608200 SH       SOLE                  1608200
CVR ENERGY INC                 COM              12662P108    16887  1982000 SH       SOLE                  1982000
DISH NETWORK CORP              CL A             25470M109    49140  2340000 SH       SOLE                  2340000
GENTEK INC                     COM NEW          37245X203    13356   519500 SH       SOLE                   519500
INTERVAL LEISURE GROUP INC     COM              46113M108    13043  1254133 SH       SOLE                  1254133
LORILLARD INC                  COM              544147101    58272   819000 SH       SOLE                   819000
LORILLARD INC                  COM              544147101      395   116200 SH  CALL SOLE
MCDERMOTT INTL INC             COM              580037109    38315  1499600 SH       SOLE                  1499600
MI DEVS INC                    CL A SUB VTG     55304X104     8570   463511 SH       SOLE                   463511
NEXCEN BRANDS INC              COM              653351106      620  2215090 SH       SOLE                  2215090
NRG ENERGY INC                 COM NEW          629377508    58484  2363000 SH       SOLE                  2363000
QUADRAMED CORP                 COM NEW          74730W507     4224   512674 SH       SOLE                   512674
RELIANT ENERGY INC             COM              75952B105    33759  4593000 SH       SOLE                  4593000
SPARK NETWORKS INC             COM              84651P100     5142  1318525 SH       SOLE                  1318525
SPECIALTY UNDERWRITERS ALLIA   COM              84751T309     5549  1125500 SH       SOLE                  1125500
TAL INTL GROUP INC             COM              874083108    38538  1851010 SH       SOLE                  1851010
TRIPLE-S MGMT CORP             CL B             896749108    26064  1600000 SH       SOLE                  1600000
URS CORP NEW                   COM              903236107    58841  1604600 SH       SOLE                  1604600
WELLPOINT INC                  COM              94973V107    67583  1445000 SH       SOLE                  1445000
WINTHROP RLTY TR               SH BEN INT       976391102    13467  3453151 SH       SOLE                  3453151